iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .4%
V2X, Inc.
(a)
............................. 11,233 $ 837,533
a
Automobile Components  —  1 .2%
Standard Motor Products, Inc. ................ 20,383 794,326
Strattec Security Corp.
(a) (b)
................... 10,121 824,355
Visteon Corp. ........................... 6,819 676,513
2,295,194
a
Banks  —  17 .0%
1st Source Corp. ......................... 10,359 845,087
Amalgamated Financial Corp. ................ 18,633 855,255
Amerant Bancorp, Inc. , Class A ............... 33,161 846,269
Associated Banc-Corp. ..................... 27,049 832,298
BankUnited, Inc. ......................... 6,367 308,481
Banner Corp. ........................... 10,942 726,986
Burke & Herbert Financial Services Corp. ........ 11,844 851,110
Business First Bancshares, Inc. ............... 27,820 854,909
California BanCorp ........................ 40,755 849,334
Cathay General Bancorp .................... 13,499 836,803
Customers Bancorp, Inc.
(a)
................... 9,937 786,017
Dime Commercial Bancshares, Inc. ............ 21,223 862,715
Enterprise Financial Services Corp. ............ 13,174 867,903
First Financial Bancorp ..................... 24,986 845,276
First Financial Corp. ....................... 11,599 898,227
First Merchants Corp. ...................... 18,836 822,945
First Mid Bancshares, Inc. ................... 18,097 870,285
Great Southern Bancorp, Inc. ................. 11,165 875,448
Hanmi Financial Corp. ..................... 25,200 816,480
Heritage Financial Corp. .................... 27,492 814,313
Home Bancorp, Inc.
(a)
...................... 12,248 839,233
Hope Bancorp, Inc. ....................... 61,181 836,956
Metropolitan Bank Holding Corp. .............. 8,621 851,410
Mid Penn Bancorp, Inc. ..................... 23,103 804,908
Midland States Bancorp, Inc. ................. 29,285 911,935
Northfield Bancorp, Inc. .................... 54,603 804,302
Northpointe Bancshares, Inc. ................. 42,721 819,389
Northrim BanCorp, Inc. ..................... 31,052 861,382
OceanFirst Financial Corp. .................. 80,107 1,564,490
Origin Bancorp, Inc. ....................... 16,269 832,159
Pathward Financial, Inc.
(b)
................... 8,440 734,786
Peoples Bancorp, Inc. ..................... 22,143 850,513
QCR Holdings, Inc. ....................... 8,424 820,076
Simmons First National Corp. , Class A .......... 35,587 806,046
Southern Missouri Bancorp, Inc. ............... 11,162 850,656
Third Coast Bancshares, Inc.
(a)
................ 20,399 824,120
Univest Financial Corp. ..................... 20,050 877,187
WaFd, Inc. ............................. 20,385 782,172
Washington Trust Bancorp, Inc. ............... 24,235 884,093
WesBanco, Inc. .......................... 21,953 856,826
33,678,780
a
Beverages  —  0 .3%
MGP Ingredients, Inc. ...................... 38,200 669,264
a
Biotechnology  —  1 .3%
Aurinia Pharmaceuticals, Inc.
(a)
................ 49,510 840,185
Catalyst Pharmaceuticals, Inc.
(a)
............... 27,078 851,061
MiMedx Group, Inc.
(a)
...................... 226,699 872,791
2,564,037
a
Building Products  —  2 .1%
AZZ, Inc. .............................. 5,325 825,641
Gibraltar Industries, Inc.
(a)
................... 19,516 880,171
Security Shares Value
a
Building Products (continued)
Janus International Group, Inc.
(a)
.............. 146,483 $ 812,981
Masterbrand, Inc.
(a) (b)
...................... 84,823 872,829
UFP Industries, Inc. ....................... 8,512 772,379
4,164,001
a
Chemicals  —  2 .9%
AdvanSix, Inc. ........................... 30,888 614,054
Avient Corp. ............................ 20,542 759,232
HB Fuller Co. ........................... 12,586 733,638
Innospec, Inc. ........................... 9,988 812,923
Intrepid Potash, Inc.
(a)
...................... 19,250 631,015
LSB Industries, Inc.
(a)
...................... 51,121 552,618
Minerals Technologies, Inc. .................. 10,588 783,194
Stepan Co. ............................. 15,225 848,337
5,735,011
a
Commercial Services & Supplies  —  2 .5%
ABM Industries, Inc. ....................... 18,669 825,917
BrightView Holdings, Inc.
(a) (b)
................. 64,009 907,007
CoreCivic, Inc.
(a)
......................... 37,229 1,131,017
GEO Group, Inc. (The)
(a)
.................... 41,151 1,216,012
Healthcare Services Group, Inc.
(a)
.............. 35,577 873,771
4,953,724
a
Communications Equipment  —  0 .9%
Aviat Networks, Inc.
(a)
...................... 33,219 737,462
NetScout Systems, Inc.
(a)
................... 22,603 984,360
1,721,822
a
Construction & Engineering  —  1 .3%
Matrix Service Co.
(a)
....................... 56,339 771,845
NWPX Infrastructure, Inc.
(a)
.................. 7,746 1,161,435
Tutor Perini Corp. ........................ 8,197 680,105
2,613,385
a
Consumer Finance  —  1 .2%
Green Dot Corp. , Class A
(a)
.................. 60,694 819,976
NerdWallet, Inc. , Class A
(a)
................... 70,268 649,979
PROG Holdings, Inc. ...................... 21,259 990,882
2,460,837
a
Consumer Staples Distribution & Retail  —  0 .7%
Andersons, Inc. (The) ...................... 9,698 663,343
United Natural Foods, Inc.
(a)
.................. 15,228 695,463
1,358,806
a
Containers & Packaging  —  0 .7%
Myers Industries, Inc. ...................... 36,958 1,304,987
a
Distributors  —  0 .4%
Gold.com, Inc. ........................... 16,856 701,378
a
Diversified Consumer Services  —  0 .8%
Graham Holdings Co. , Class B ................ 679 775,024
Strategic Education, Inc. .................... 9,716 744,440
1,519,464
a
Diversified REITs  —  0 .4%
Broadstone Net Lease, Inc. , Class A ............ 38,470 795,175
a
Electric Utilities  —  1 .1%
Hawaiian Electric Industries, Inc.
(a)
............. 50,545 683,874
Otter Tail Corp. .......................... 8,536 768,069
Portland General Electric Co. ................. 14,668 760,243
2,212,186
a

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electrical Equipment  —  0 .4%
Atkore, Inc. ............................. 9,747 $ 741,162
a
Electronic Equipment, Instruments & Components  —  3 .6%
Benchmark Electronics, Inc. ................. 9,283 915,954
Insight Enterprises, Inc.
(a)
................... 10,449 1,272,688
Kimball Electronics, Inc.
(a)
................... 28,201 721,946
PC Connection, Inc. ....................... 11,950 872,230
Powerfleet, Inc. NJ
(a)
....................... 236,556 906,009
ScanSource, Inc.
(a)
........................ 18,524 964,915
Vishay Intertechnology, Inc. .................. 26,293 1,414,038
7,067,780
a
Energy Equipment & Services  —  3 .8%
Atlas Energy Solutions, Inc. , Class A ............ 43,827 727,967
Bristow Group, Inc. ....................... 15,504 640,625
Forum Energy Technologies, Inc.
(a)
............. 12,116 608,587
Innovex International, Inc.
(a)
.................. 27,429 680,239
Liberty Energy, Inc. , Class A ................. 22,542 590,375
Noble Corp. PLC ......................... 14,927 556,777
Oil States International, Inc.
(a)
................. 66,351 531,472
Patterson-UTI Energy, Inc. .................. 62,333 572,217
Ranger Energy Services, Inc. , Class A ........... 43,626 698,452
Select Water Solutions, Inc. , Class A ............ 45,530 909,689
Tidewater, Inc.
(a) (b)
........................ 8,527 568,154
Valaris Ltd.
(a)
............................ 7,469 542,249
7,626,803
a
Financial Services  —  1 .2%
Bladex, Inc. ............................ 14,256 876,316
Enact Holdings, Inc. ....................... 17,826 814,827
International Money Express, Inc.
(a)
............. 47,876 691,808
2,382,951
a
Food Products  —  1 .7%
Cal-Maine Foods, Inc. ...................... 9,859 794,241
Del Monte Corp. ......................... 18,184 507,515
J & J Snack Foods Corp. .................... 8,630 633,874
Mission Produce, Inc.
(a)
..................... 54,957 647,943
Utz Brands, Inc. .......................... 95,692 736,828
3,320,401
a
Gas Utilities  —  1 .1%
Northwest Natural Holding Co. ................ 14,372 705,090
ONE Gas, Inc. ........................... 8,537 657,947
Southwest Gas Holdings, Inc. ................ 8,099 718,219
2,081,256
a
Ground Transportation  —  0 .9%
ArcBest Corp. ........................... 5,971 857,077
Heartland Express, Inc. ..................... 56,929 866,460
1,723,537
a
Health Care Equipment & Supplies  —  2 .5%
Bioventus, Inc. , Class A
(a) (b)
.................. 77,174 728,522
CONMED Corp. .......................... 20,778 680,064
ICU Medical, Inc.
(a)
........................ 6,390 936,774
Integer Holdings Corp.
(a)
.................... 8,606 804,231
Omnicell, Inc.
(a)
.......................... 18,390 763,553
Tactile Systems Technology, Inc.
(a) (b)
............ 33,089 985,390
4,898,534
a
Health Care Providers & Services  —  3 .7%
AdaptHealth Corp. , Class A
(a) (b)
................ 58,101 605,412
AMN Healthcare Services, Inc.
(a)
............... 37,211 1,204,520
Ardent Health, Inc.
(a)
....................... 78,044 767,953
Castle Biosciences, Inc.
(a)
................... 31,103 741,806
Security Shares Value
a
Health Care Providers & Services (continued)
Cross Country Healthcare, Inc.
(a)
.............. 75,268 $ 994,290
LifeStance Health Group, Inc.
(a) (b)
.............. 100,622 1,077,662
Pediatrix Medical Group, Inc.
(a)
................ 33,839 857,142
Progyny, Inc.
(a)
........................... 40,996 1,181,915
7,430,700
a
Health Care REITs  —  0 .4%
Sila Realty Trust, Inc.
(a)
..................... 24,863 754,841
a
Health Care Technology  —  1 .8%
HealthStream, Inc. ........................ 36,691 999,830
Teladoc Health, Inc.
(a)
...................... 125,695 1,065,893
TruBridge, Inc.
(a)
......................... 29,638 776,812
Waystar Holding Corp.
(a)
.................... 35,636 731,607
3,574,142
a
Hotel & Resort REITs  —  1 .4%
DiamondRock Hospitality Co. ................. 74,677 909,566
Pebblebrook Hotel Trust .................... 53,740 1,043,093
Sunstone Hotel Investors, Inc. ................ 77,567 888,142
2,840,801
a
Hotels, Restaurants & Leisure  —  1 .5%
Cracker Barrel Old Country Store, Inc. ........... 24,320 1,296,256
El Pollo Loco Holdings, Inc.
(a) (b)
................ 56,339 955,509
First Watch Restaurant Group, Inc.
(a)
............ 58,057 748,355
3,000,120
a
Household Durables  —  2 .2%
Century Communities, Inc. .................. 13,597 974,361
Ethan Allen Interiors, Inc. ................... 35,694 797,404
Hovnanian Enterprises, Inc. , Class A
(a)
........... 6,774 964,685
La-Z-Boy, Inc. ........................... 21,926 879,671
Lovesac Co. (The)
(a)
....................... 48,179 804,108
4,420,229
a
Household Products  —  0 .8%
Central Garden & Pet Co. , Class A , NVS
(a)
........ 22,697 879,963
Spectrum Brands Holdings, Inc. ............... 9,222 790,786
1,670,749
a
Insurance  —  3 .3%
American Coastal Insurance Corp. ............. 64,009 710,500
Hamilton Insurance Group Ltd. , Class B ......... 23,244 788,901
HCI Group, Inc. .......................... 4,960 869,240
Heritage Insurance Holdings, Inc.
(a)
............. 25,979 677,532
Horace Mann Educators Corp. ................ 16,645 859,714
Mercury General Corp. ..................... 7,828 834,621
United Fire Group, Inc. ..................... 18,892 990,697
Universal Insurance Holdings, Inc. ............. 19,221 794,981
6,526,186
a
Interactive Media & Services  —  1 .2%
QuinStreet, Inc.
(a)
......................... 59,695 874,532
Yelp, Inc. , Class A
(a)
....................... 27,598 676,703
Ziff Davis, Inc.
(a)
.......................... 16,646 871,751
2,422,986
a
IT Services  —  0 .3%
Everforth, Inc.
(a)
.......................... 36,100 645,107
a
Leisure Products  —  0 .7%
Johnson Outdoors, Inc. , Class A ............... 14,473 666,337
Malibu Boats, Inc. , Class A
(a)
................. 29,754 816,152
1,482,489
a

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services  —  0 .4%
Azenta, Inc.
(a) (b)
.......................... 31,002 $ 791,171
a
Machinery  —  2 .2%
Hyster-Yale, Inc. ......................... 19,298 676,588
Luxfer Holdings PLC ...................... 50,612 913,040
Manitowoc Co., Inc. (The)
(a)
.................. 56,049 778,521
Mayville Engineering Co., Inc.
(a)
............... 33,394 1,250,939
Miller Industries, Inc. ...................... 15,872 811,853
4,430,941
a
Marine Transportation  —  1 .4%
Costamare, Inc. .......................... 45,831 642,551
Matson, Inc. ............................ 4,367 839,468
Pangaea Logistics Solutions, Ltd. .............. 99,440 646,360
Safe Bulkers, Inc. ........................ 113,013 713,112
2,841,491
a
Media  —  1 .5%
Magnite, Inc.
(a)
........................... 59,439 1,128,152
Scholastic Corp. ......................... 18,873 868,158
Stagwell, Inc. , Class A
(a)
.................... 121,485 902,634
2,898,944
a
Metals & Mining  —  1 .2%
Constellium SE , Class A
(a)
................... 24,351 776,066
Ryerson Holding Corp. ..................... 27,489 676,504
SunCoke Energy, Inc. ...................... 111,688 899,089
2,351,659
a
Multi-Utilities  —  1 .1%
Black Hills Corp. ......................... 10,117 752,705
Northwestern Energy Group, Inc. .............. 10,530 754,158
Unitil Corp. ............................. 14,520 765,059
2,271,922
a
Oil, Gas & Consumable Fuels  —  6 .5%
Ardmore Shipping Corp. .................... 42,986 602,234
BKV Corp.
(a) (b)
........................... 24,158 660,963
California Resources Corp. .................. 11,159 589,976
CNX Resources Corp.
(a) (b)
................... 19,576 664,214
Comstock Resources, Inc.
(a) (b)
................ 43,726 652,392
DHT Holdings, Inc. ........................ 41,218 681,334
Dorian LPG Ltd. .......................... 19,759 687,218
Granite Ridge Resources, Inc. ................ 126,320 557,071
Gulfport Energy Corp.
(a) (b)
................... 3,956 671,333
Infinity Natural Resources, Inc. , Class A
(a) (b)
....... 46,759 593,839
International Seaways, Inc. .................. 9,183 703,326
Magnolia Oil & Gas Corp. , Class A ............. 25,189 644,335
Murphy Oil Corp. ......................... 18,240 593,894
Navigator Holdings Ltd. ..................... 34,941 650,951
Par Pacific Holdings, Inc.
(a)
.................. 11,599 650,472
PrimeEnergy Resources Corp.
(a)
............... 3,437 573,601
Riley Exploration Permian, Inc. ................ 21,059 694,105
SandRidge Energy, Inc. .................... 48,985 671,094
Teekay Tankers Ltd. , Class A ................. 9,697 629,044
Vitesse Energy, Inc. ....................... 40,603 640,309
12,811,705
a
Pharmaceuticals  —  1 .8%
Harmony Biosciences Holdings, Inc.
(a)
........... 24,367 887,202
Innoviva, Inc.
(a) (b)
......................... 33,132 752,428
Prestige Consumer Healthcare, Inc.
(a) (b)
.......... 13,525 639,327
SIGA Technologies, Inc. .................... 165,589 602,744
Theravance Biopharma, Inc.
(a) (b)
............... 45,502 773,534
3,655,235
a
Security Shares Value
a
Professional Services  —  1 .6%
CBIZ, Inc.
(a) (b)
............................ 24,974 $ 801,166
IBEX Holdings Ltd.
(a)
....................... 27,449 833,626
ICF International, Inc. ...................... 10,629 774,429
Korn Ferry ............................. 11,465 763,340
3,172,561
a
Real Estate Management & Development  —  0 .9%
Forestar Group, Inc.
(a)
...................... 26,954 853,094
RMR Group, Inc. (The) , Class A ............... 42,769 878,048
1,731,142
a
Retail REITs  —  0 .8%
Acadia Realty Trust ....................... 35,232 736,701
InvenTrust Properties Corp. .................. 23,555 833,847
1,570,548
a
Semiconductors & Semiconductor Equipment  —  1 .6%
Diodes, Inc.
(a) (b)
.......................... 7,109 778,009
Penguin Solutions, Inc.
(a)
.................... 25,048 1,903,898
Photronics, Inc.
(a) (b)
........................ 15,394 500,767
3,182,674
a
Software  —  2 .7%
Five9, Inc.
(a)
............................ 44,285 944,156
LiveRamp Holdings, Inc.
(a)
................... 26,059 980,861
Mitek Systems, Inc.
(a)
...................... 54,564 1,098,374
N-able, Inc.
(a)
............................ 146,927 539,222
OneSpan, Inc. ........................... 65,778 943,914
Sprinklr, Inc. , Class A
(a)
..................... 154,819 798,866
5,305,393
a
Specialized REITs  —  0 .3%
Farmland Partners, Inc. .................... 70,857 685,896
a
Specialty Retail  —  4 .1%
Abercrombie & Fitch Co. , Class A
(a) (b)
............ 8,925 803,339
Academy Sports & Outdoors, Inc. .............. 13,890 654,636
American Eagle Outfitters, Inc. ................ 43,726 752,087
Arko Corp. ............................. 115,410 926,742
Caleres, Inc.
(a)
........................... 58,146 719,266
Genesco, Inc.
(a)
.......................... 21,463 724,806
Lands' End, Inc.
(a) (b)
....................... 67,468 707,065
MarineMax, Inc.
(a)
......................... 26,503 970,540
Sally Beauty Holdings, Inc.
(a)
................. 53,717 759,558
Shoe Station Group, Inc. .................... 41,129 609,943
Zumiez, Inc.
(a) (b)
.......................... 31,002 551,836
8,179,818
a
Technology Hardware, Storage & Peripherals  —  1 .0%
Corsair Gaming, Inc.
(a)
..................... 112,181 1,084,790
Diebold Nixdorf, Inc.
(a) (b)
..................... 9,917 843,144
1,927,934
a
Textiles, Apparel & Luxury Goods  —  1 .0%
Carter's, Inc. ............................ 21,088 867,982
Movado Group, Inc. ....................... 27,963 1,099,226
1,967,208
a
Tobacco  —  0 .4%
Universal Corp. .......................... 14,216 741,649
a
Trading Companies & Distributors  —  0 .4%
BlueLinx Holdings, Inc.
(a)
.................... 14,383 890,020
a

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Water Utilities  —  0 .4%
California Water Service Group ............... 18,033 $ 877,305
a
a
Total Long-Term Investments — 99.0%
(Cost: $ 177,146,358 ) ................................ 196,481,574
a
Short-Term Securities
Money Market Funds  —  7 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 12,684,048 12,687,854
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................ 1,621,029 1,621,029
a
Total Short-Term Securities — 7.2%
(Cost: $ 14,308,095 ) ................................. 14,308,883
Total Investments — 106 .2%
(Cost: $ 191,454,453 ) ................................ 210,790,457
Liabilities in Excess of Other Assets — ( 6 .2 ) % ............... (12,397,479)
Net Assets — 100.0% ................................. $ 198,392,978
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 7,944,499  $ 4,742,397
(a)
$ —  $ (495) $ 1,453  $ 12,687,854  12,684,048  $ 4,339
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 2,256,699  —  (635,670)
(a)
—  —  1,621,029  1,621,029  15,173  —
$ —  $ (495) $ 1,453
$ 14,308,883
$ 19,512  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 76 09/18/26 $ 1,157 $ 14,373

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
BankUnited, Inc. .................... Goldman Sachs Bank USA USD 394,204 08/18/26 0.40% 1D FEDL01 Monthly $ 2,456
BankUnited, Inc. .................... HSBC Bank PLC 86,694 02/09/28 0.40% 1D OBFR01 Monthly 2,163
Banner Corp. ...................... BNP Paribas 29,269 08/19/27 0.40% 1D OBFR01 Monthly 97
Cathay General Bancorp ............... BNP Paribas 5,957 08/19/27 0.40% 1D OBFR01 Monthly (6)
Customers Bancorp, Inc. ............... JPMorgan Chase Bank NA 3,709 02/09/27 0.40% 1D OBFR01 Monthly 246
First Financial Bancorp ................ BNP Paribas 5,743 08/19/27 0.40% 1D OBFR01 Monthly 8
Hanmi Financial Corp. ................ JPMorgan Chase Bank NA 8,531 02/09/27 0.40% 1D OBFR01 Monthly 119
Heritage Financial Corp. ............... BNP Paribas 5,491 08/19/27 0.40% 1D OBFR01 Monthly 18
Horace Mann Educators Corp. ........... BNP Paribas 6,089 08/19/27 0.40% 1D OBFR01 Monthly 6
InvenTrust Properties Corp. ............. JPMorgan Chase Bank NA 5,752 02/09/27 0.40% 1D OBFR01 Monthly (123)
Pathward Financial, Inc. ............... Goldman Sachs Bank USA 27,455 08/18/26 0.40% 1D FEDL01 Monthly 1,362
Pebblebrook Hotel Trust ............... BNP Paribas 9,036 08/19/27 0.40% 1D OBFR01 Monthly 165
Simmons First National Corp. , Class A ..... JPMorgan Chase Bank NA 5,527 02/09/27 0.40% 1D OBFR01 Monthly (68)
United Community Banks, Inc. ........... Merrill Lynch International 764,806 02/15/28 0.40% 1D OBFR01 Monthly 37,141
WaFd, Inc. ........................ BNP Paribas 41,622 08/19/27 0.40% 1D OBFR01 Monthly 1,813
WesBanco, Inc. ..................... JPMorgan Chase Bank NA 7,877 02/09/27 0.40% 1D OBFR01 Monthly 46
Total long positions of equity swaps 45,443
Net dividends and financing fees 3,321
Total equity swap contracts including dividends and financing fees $ 48,764
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
US Small Cap Value Factor ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 196,481,574  $ —  $ —  $ 196,481,574
Short-Term Securities
Money Market Funds ...................................... 14,308,883  —  —  14,308,883
$ 210,790,457  $ —  $ —  $ 210,790,457
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 14,373  $ 48,961  $ —  $ 63,334
Liabilities
Equity Contracts ........................................... —  (197) —  (197)
$ 14,373  $ 48,764  $ —  $ 63,137
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)